Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 401K
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
All investments held by the Plan during the reported periods, as summarized in the table below, are classified as Level 1 within the fair value hierarchy, as their fair values are based on quoted prices in active markets.

	December 31,
	2025	2024
Common stock	$341,230	$378,145
Mutual funds	936,681	815,929
Total investments	$1,277,911	$1,194,074